Note 53 Balance of income statement arising from transactions with entities of the group (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit and loss related party transactions [Line Items]
Interest Income And Other Similar Interests Related Party Transactions	€ 16	€ 20	€ 19
Interest Expense Related Party Transactions	0	1	1
Fee and commission income related parties transactions	8	5	4
Fee And Commission Expense Related Party Transactions	€ 31	€ 34	€ 53